Consolidated Statements of Comprehensive Income (Loss) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Consolidated Statements of Comprehensive Income (Loss) [Abstract]
Net (loss) profit for the year	$ (3,142,255)	$ 60,077
Currency translation differences	(60,558)	226,031
Remeasurements of defined benefit plan	(8,772)	(131,713)
Total comprehensive income (loss) for the year	(3,211,585)	154,395
Attributable to:
Equity holders of the Company	(3,181,717)	152,954
Non-controlling interests	(29,868)	1,441
Comprehensive income	$ (3,211,585)	$ 154,395